March 3, 2010
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Filings — Rule 497 (j)

Re:	Williams Capital Management Trust (“Registrant”) SEC File Nos. 333-98485; 811-21186
Ladies and Gentlemen:
     On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the final prospectuses for the Institutional Shares of the Williams Capital Government Money Market Fund, Williams Capital Liquid Assets Fund and Williams Capital U.S. Treasury Fund, as well as the Service Shares of the Williams Capital Government Money Market Fund and the Williams Capital Liquid Assets Fund, and the combined Statement of Additional Information, each dated February 26, 2010, do not differ from the prospectuses and combined Statement of Additional Information as filed in the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed electronically with the SEC pursuant to Rule 485(b) on February 25, 2010, accession # 0000950123-10-016523.
     Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Very truly yours,
/s/ Lisa R. Grosswirth
Lisa R. Grosswirth
cc: Frank Bruno, Esq.